Fees Summary	Feb. 19, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $275,000.
Narrative - Max Aggregate Offering Price	$ 275,000